NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of non-controlling interest

	December 31, 2024	December 31, 2023	October 31, 2023	October 31, 2022
	$	$	$	$
Balance, beginning of year	1,013,324	983,717	2,006,479	2,033,986)
Canopy buyout of 13% minority interest and acquisition of an additional 20% of Golden Harvests	(570,995)	-	-	-
Distributions to Golden Harvest minority interest	(530,000)	-	-	-
Non-controlling interest share of Golden Harvests	550,187	29,607	(129,279)	(27,507)
Acquisition of 87% of Canopy	-	-	(893,483)	-
Acquisition of 43.91% of West New York	806,250	-	-	-
Non-controlling interest share of West New York	56,661	-	-	-
Roll off non-controlling interest in GR Michigan	32,811	-	-	-
Balance, end of year	1,358,238	1,013,324	983,717	2,006,479

Schedule of summarized financial information

	December 31, 2024	December 31, 2023	October 31, 2023
	$	$	$
Current assets	3,915,465	4,521,194	4,192,902
Non-current assets	4,971,045	4,390,297	4,016,860
Current liabilities	5,458,964	2,275,147	2,048,167
Non-current liabilities	1,388,944	560,425	253,340
Net income (loss) for the period attributed to non-controlling interest	550,187	29,607	(129,279)

Schedule of Non-controlling interest

	December 31, 2024	December 31, 2023	October 31, 2023
	$	$	$
Non-current assets	1,538,010	-	-
Net income (loss) for the period attributed to non-controlling interest	56,661	-	-